13. Stockholders' Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Stockholders' Equity
Stockholders' Equity

Note 6.	Stockholders’ Equity

Authorized Capital

The Company is authorized to issue up to 12,000,000 shares of common stock with a par value of $0.0001 per share and 714,286 shares of convertible preferred stock with a par value of $0.0001 per share.

NOTE 13 – Stockholders’ Equity

Authorized Capital

The Company is authorized to issue up to 12,000,000 shares of common stock with a par value of $0.0001 per share and 714,286 shares of convertible preferred stock with a par value of $0.0001 per share.

Description of Common Stock

Each share of common stock has the right to one vote. The holders of common stock are entitled to dividends when funds are legally available and when declared by the board of directors.

Description of Series B Preferred Stock

On October 18, 2016, the Company’s board of directors approved, and the Company entered into, a Section 382 rights agreement, or the Rights Agreement, with Computershare Inc., or the Rights Agent. The Rights Agreement provides for a dividend of one preferred stock purchase right, or a Right, for each share of common stock, par value $0.0001 per share, of the Company outstanding on November 1, 2016, or the Record Date. Each Right entitles the holder to purchase from the Company one one-thousandth of a share of Series B Preferred Stock, par value $0.0001 per share, or the Preferred Stock, for a purchase price of $10.00, subject to adjustment as provided in the Rights Agreement. The description and terms of the rights are set forth in the Rights Agreement.

In connection with the adoption of the Rights Agreement, the Company’s board of directors adopted a Certificate of Designation of Series B Preferred Stock. The Certificate of Designation was filed with the Secretary of State of the State of Delaware and became effective on October 18, 2016.

The Company’s board of directors adopted the Rights Agreement to protect shareholder value by guarding against a potential limitation on the Company’s ability to use its net operating loss carryforwards, or NOLs, and other tax benefits, which may be used to reduce potential future income tax obligations. The Company has experienced and continue to experience substantial operating losses, and under the Internal Revenue Code of 1986, as amended, and rules promulgated thereunder, the Company may “carry forward” these NOLs and other tax benefits in certain circumstances to offset any current and future earnings and thus reduce our income tax liability, subject to certain requirements and restrictions. To the extent that the NOLs and other tax benefits do not otherwise become limited, the Company believes that it will be able to carry forward a significant amount of NOLs and other tax benefits, and therefore these NOLs and other tax benefits could be a substantial asset to the Company. However, if the Company experiences an “ownership change,” as defined in Section 382 of the Code, its ability to use its NOLs and other tax benefits will be substantially limited. Generally, an ownership change would occur if our shareholders who own, or are deemed to own, 5% or more of the Company’s common stock increase their collective ownership in the Company by more than 50% over a rolling three-year period.

To date no Series B Preferred Stock has been issued.

At-the-Market Offering

On December 8, 2017, the Company entered into an At Market Issuance Sales Agreement, with B. Riley FBR, Inc. (“B. Riley”) under which the Company may issue and sell shares of its common stock having an aggregate offering price of up to $5,000,000 from time to time through B. Riley acting as its sales agent. The Company will pay B. Riley a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through B. Riley as agent. For the year ended March 31, 2018, the Company sold 228,000 shares of common stock for gross proceeds of $1,034,000 and net proceeds of $968,000 after deducting commissions and other offering expenses.

Registered Direct Offering

On March 2, 2018, the Company entered into a placement agency agreement with Dawson James Securities, Inc. Dawson James Securities, Inc. acted as the lead placement agent and The Benchmark Company, LLC acted as a co-placement agent in the public offering. On March 6, 2018, the Company sold 1,428,570 shares of its common stock at a public offering price of $3.50 per share, for gross proceeds of $5,000,000 and net proceeds of $4,500,000 after deducting commissions and other offering expenses. Additionally, pursuant to the placement agency agreement, the Company agreed to pay the placement agents a cash fee equal to 8% of the aggregate gross proceeds raised in the public offering, excluding any proceeds from the sale of shares to Montreux Equity Partners. The Company also issued the placement agents warrants to purchase up to 42,857 shares of its common stock. The placement agent warrants will be exercisable beginning on August 28, 2018 and ending on March 1, 2023 and have an exercise price of $4.375 per share. The Company also agreed to pay certain expenses of the placement agents, including legal and diligence fees, in any case not to exceed $65,000.

Common Stock Issued to Services Providers

On April 24, 2009, the Company entered into an agreement with Advocos LLC, a contract sales organization that served as part of the Company’s sales force, for the sale of the Company’s wound care products in the United States. Pursuant to the agreement, the Company agreed to pay the contract sales organization a monthly fee and potential bonuses that was based on achievement of certain levels of sales. The Company agreed to issue the contract sales organization cash or shares of common stock to settle fees for its services. The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered. This agreement was terminated on September 28, 2016. Pursuant to the termination agreement the Company paid outstanding fees of $111,000, issued 14,390 shares of common stock with a fair value of $69,000, and transferred certain assets valued at $62,000 related to a product line the Company deemed to be non-core and immaterial to its operations. The expense was recorded as selling, general and administrative expense in the accompanying consolidated statement of comprehensive (loss) income for the year ended March 31, 2017.

On August 1, 2016, the Company entered into an agreement with CorProminence, LLC for financial advisory services. Pursuant to the agreement, the Company agreed to pay CorProminence, LLC common stock as compensation for services provided. The Company determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered. Accordingly, the Company recorded the fair market value of the stock as expense. During the year ended March 31, 2017, the Company issued 6,411 shares of common stock in connection with this agreement. During the year ended March 31, 2017, the Company recorded $29,000 of expense related to this agreement. The expense was recorded as selling, general and administrative expense in the accompanying consolidated statements of comprehensive (loss) income.

During the year ended March 31, 2018, the Company entered into an agreement with Actual, Inc., a firm that provides marketing and branding consulting services. On July 27, 2017, the Company issued 2,570 shares of restricted common stock valued at $6.74 per share and on August 22, 2017, the Company issued 3,133 shares of restricted common stock valued at $5.53 per share. The aggregate fair market value of the common stock issued in July 2017 and August 2017 was $35,000. On December 1, 2017, the Company issued 5,479 shares of restricted common stock valued at $5.02 per share. On January 2, 2018, the Company issued 4,734 shares of restricted common stock valued at $5.81 per share. The aggregate fair market value of the 15,916 shares of common stock issued during the year ended March 31, 2018 was $90,000. The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered. Accordingly, during year ended March 31, 2018, the Company recorded $90,000 of expense related to common stock issued. The expense was recorded as selling, general and administrative expense in the accompanying condensed consolidated statement of comprehensive (loss) income for year ended March 31, 2018.